Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Components of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 7,088	$ 5,804
Total deferred tax assets	$ 7,088	$ 5,804